Disposals and impairment (Tables)	12 Months Ended
Dec. 31, 2023
Impairment Of Assets [Abstract]
Summary of amounts recognized in the income statement in respect of disposals and impairments
The following amounts were recognized in the income statement in respect of disposals and impairments.

			$ million
	2023	2022	2021
Gains on sale of businesses and fixed assets
gas & low carbon energy	19	45	1,034
oil production & operations	297	3,446	869
customers & products	44	374	(52)
other businesses & corporate	9	1	25
	369	3,866	1,876

			$ million
	2023	2022	2021
Losses on sale of businesses and fixed assets, and closures
gas & low carbon energy	9	—	1
oil production & operations	5	921	86
customers & products	143	177	142
other businesses & corporate	(1)	11,083	1
	156	12,181	230
Impairment losses
gas & low carbon energy	2,213	745	834
oil production & operations	1,840	4,480	1,617
customers & products	1,614	1,874	962
other businesses & corporate	80	13,536	63
	5,747	20,635	3,476
Impairment reversals
gas & low carbon energy	(1)	(1,333)	(2,338)
oil production & operations	(26)	(893)	(2,479)
customers & products	—	(68)	(7)
other businesses & corporate	(19)	—	(3)
	(46)	(2,294)	(4,827)
Impairment and losses on sale of businesses and fixed assets, and closures	5,857	30,522	(1,121)

Summary of disposal proceeds and principal gains and losses on disposals by segment
Disposal proceeds and principal gains and losses on disposals by segment are described below.

			$ million
	2023	2022	2021
Proceeds from disposals of fixed assets	133	709	1,145
Proceeds from disposals of businesses, net of cash disposed	1,193	1,841	5,812
	1,326	2,550	6,957
By business
gas & low carbon energy	536	22	2,425
oil production & operations	333	1,935	3,022
customers & products	436	592	1,050
other businesses & corporate	21	1	460
	1,326	2,550	6,957

Summary financial information relating to the sale of business

			$ million
	2023	2022	2021

Non-current assets	1,145	3,681	1,620
Current assets	557	2,972	69
Non-current liabilities	(60)	(1,869)	(287)
Current liabilities	(454)	(1,074)	(3)
Total carrying amount of net assets disposed	1,188	3,710	1,399
Recycling of foreign exchange on disposal	—	(26)	35
Costs on disposal	57	488	(5)
	1,245	4,172	1,429
Gains (losses) on sale of businesses	158	6,219	1,632
Total consideration	1,403	10,391	3,061
Non-cash consideration	(51)	(8,999)	(108)
Consideration received (receivable)	(159)	449	2,859
Proceeds from the sale of businesses, net of cash disposed[a]	1,193	1,841	5,812
[a]Proceeds are stated net of cash and cash equivalents disposed of $33 million (2022 $318 million and 2021 $2 million).